INVESCO QQQ TRUSTSM, SERIES 1

SUPPLEMENT DATED MAY 29, 2020 TO THE PROSPECTUS DATED JANUARY 31, 2020,

AS PREVIOUSLY SUPPLEMENTED

Effective after the close of business on June 12, 2020, all references and biographical information relating to Daniel E. Draper, Managing Director and Chief Executive Officer – Invesco Capital Management LLC (“Sponsor”), sponsor of the Invesco QQQ Trust, Series 1, are hereby removed from the Prospectus and replaced with the following:

Name	Nature of Relationship or Affiliation with Sponsor
Anna Paglia………………………………	Managing Director and Chief Executive Officer
Name	Business Experience
Anna Paglia………………………………

President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (May 2020-present); Managing Director and Global Head of ETFs and Indexed Strategies, Chief Executive Officer and Principal Executive Officer, Invesco Capital Management LLC (June 2020-present); Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (June 2020-present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); and Head of Legal and Secretary, Invesco Specialized Products, LLC (2018-Present).

Formerly: K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); and Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Please Retain This Supplement for Future Reference.

P-QQQ-PRO-1-SUP-2 052920